FAIR VALUE MEASUREMENTS - Initial measurement of key inputs for Private Placement Warrants and Public Warrants (Details)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021 Y	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 Y $ / shares
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement		0.0126				0.0036
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement			5.28			5.49
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	61.00	0.188				0.227
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement				11.50	11.50	11.50
Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement				9.96	9.96	10.22